Research, development, sales, marketing and administrative expenses - Sale and Marketing expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sale and Marketing expenses
Staff costs	kr (542,278)	kr (421,737)	kr (218,230)
Total Sale and Marketing expenses	(375,269)	(285,256)	0
Sale and marketing expenses.
Sale and Marketing expenses
Staff costs	(145,245)	(130,568)	0
Depreciation and impairment losses, property, plant and equipment and right-of-use assets	(92)	(640)	0
Other external costs	(229,932)	(154,048)	0
Total Sale and Marketing expenses	kr (375,269)	kr (285,256)	kr 0